Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 527,152	$ 142,260
Prepaid franchise taxes		41,585
Cash and cash equivalents – restricted			1,824,893
Prepaid income taxes	611,113	601,348
Total current assets	1,223,679	800,703
Investments held in Trust Account	293,283	3,666,439	24,387,525
TOTAL ASSETS	1,516,962	4,467,142	26,332,418
CURRENT LIABILITIES
Return of capital subscription shares liability	147,600
Due to redeeming stockholders	586,001
Accounts payable and accrued expenses	5,745,983	4,805,980	3,118,380
Excise tax payable		3,501,166	2,396,049
Franchise tax payable			75,086
Income tax payable			1,540,792
Total current liabilities	8,912,795	10,085,562	7,570,387
Deferred underwriting fee payable	8,956,250	8,956,250	8,956,250
TOTAL LIABILITIES	17,869,045	19,041,812	16,526,637
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ DEFICIT
Preferred stock value
Additional paid-in capital	382,871		239,759
Accumulated deficit	(17,090,517)	(18,861,366)	(15,272,029)
TOTAL STOCKHOLDERS’ DEFICIT	(16,706,663)	(18,860,383)	(15,031,287)
LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	1,516,962	4,467,142	26,332,418
Prepaid expenses and other assets	69,904	41,585
Class A Common Stock
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
Common stock subject to possible redemption	354,580	4,285,713	24,837,068
STOCKHOLDERS’ DEFICIT
Common Stock, value	983	983	983
Class B Common Stock
STOCKHOLDERS’ DEFICIT
Common Stock, value
Sponsor
CURRENT ASSETS
Due from Sponsor		15,510	120,000
Total current assets		800,703	1,944,893
Related Party
CURRENT ASSETS
Due from Sponsor	15,510	15,510
CURRENT LIABILITIES
Note payable – related party, net of discount	1,800,000	1,155,205	360,060
Convertible note – related party	422,182	422,182
Due to related party	$ 211,029	$ 201,029	$ 80,020